Equity method investment, net - Summary combined unaudited financial information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Summary combined unaudited financial information for these equity method investees
Current assets	¥ 1,145,641			¥ 1,627,299	$ 171,040
Non-current assets	226,725			285,684	33,849
Total assets	1,372,366			1,912,983	204,889
Current liabilities	1,213,134			1,580,731	181,116
Total liabilities	1,242,047			1,609,306	185,433
Equity	130,319		¥ 1,242,688	303,677	19,456	¥ 1,465,998
Total liabilities and equity	1,372,366			1,912,983	$ 204,889
Revenue	144,834	$ 21,623	692,460	692,460
Net loss	(192,100)	$ (28,678)	¥ (243,867)
Equity method investees
Summary combined unaudited financial information for these equity method investees
Current assets	836,001			746,693
Non-current assets	172,599			173,579
Total assets	1,008,600			920,272
Current liabilities	202,153			207,316
Total liabilities	202,153			207,316
Equity	806,447			712,956
Total liabilities and equity	1,008,600			920,272
Revenue	842			2,429
Operating loss	(3,033)			(2,079)
Net loss	¥ (2,742)			¥ (1,821)